Summary of changes in goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Goodwill gross carrying amount, balance at beginning
Acquired through business combination	4,487,459
Goodwill gross carrying amount, balance at end	4,487,459
Goodwill accumulated impairment at beginning
Impairment loss recognised
Goodwill accumulated impairment at end
Carrying amount at the end of the period	$ 4,487,459